Share-Based Compensation - Summary Of Stock Appreciation Rights (Details) - Stock Appreciation Rights - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Shares outstanding, beginning balance (in shares)	1.8
Granted, Shares (in shares)	0.3	0.5	0.5
Exercised, Shares (in shares)	(0.3)
Forfeited or expired, Shares (in shares)	0.0
Shares outstanding, ending balance (in shares)	1.8	1.8
Outstanding, vested and exercisable (in shares)	1.0
Weighted-Average Exercise Price Per Share
Weighted-Average Exercise Price Per Share, beginning balance (in usd per share)	$ 28.62
Granted, Weighted-Average Exercise Price Per Share (in usd per share)	41.89
Exercised, Weighted-Average Exercise Price Per Share (in usd per share)	21.83
Forfeited or expired, Weighted-Average Exercise Price Per Share (in usd per share)	37.31
Weighted-Average Exercise Price Per Share, ending balance (in usd per share)	32.14	$ 28.62
Outstanding, vested and exercisable, Weighted Average Exercise Price Per Share (in usd per share)	$ 28.83
Weighted-Average Remaining Contractual Term And Aggregate Intrinsic Value
Outstanding, Weighted-Average Remaining Contractual Term	6 years 9 months 7 days	6 years 10 months 6 days
Vested and exercisable, Weighted-Average Remaining Contractual Term	5 years 8 months 1 day
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Outstanding Including Vested And Nonvested, Aggregate Intrinsic Value	$ 4.0	$ 27.0
Vested and exercisable, Aggregate Intrinsic Value	$ 3.5